Intangible Assets (Details) - Schedule of finite life intangible assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	$ (410,676)
Net carrying values	62,171	$ 75,422
Disposals/retirements	(4,172)	(67,778)
Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	469,855	470,518
Cost at ending of year	472,847	469,855
Additions	71	1,268	[1]
Disposals/retirements		(411)
Impact of foreign exchange	2,921	(1,520)
Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(394,433)	(379,282)
Accumulated amortization and impairment at ending of year		(394,433)
Amortization	(14,979)	(15,983)	[2]
Disposals/retirements		411
Impact of foreign exchange	(1,264)	421
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	(218,946)
Net carrying values	4,718	9,093
Revenue Backlog [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	223,664	223,664
Cost at ending of year	223,664	223,664
Additions			[1]
Disposals/retirements
Impact of foreign exchange
Revenue Backlog [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(214,571)	(208,981)
Accumulated amortization and impairment at ending of year		(214,571)
Amortization	(4,375)	(5,590)	[2]
Disposals/retirements
Impact of foreign exchange
Customer Relationships [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	(154,797)
Net carrying values	39,930	46,754
Customer Relationships [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	194,526	194,545
Cost at ending of year	194,727	194,526
Additions			[1]
Disposals/retirements
Impact of foreign exchange	201	(19)
Customer Relationships [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(147,772)	(140,891)
Accumulated amortization and impairment at ending of year		(147,772)
Amortization	(6,872)	(6,894)	[2]
Disposals/retirements
Impact of foreign exchange	(153)	13
Customer Contracts [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	(9,234)
Net carrying values	3,384	4,228
Customer Contracts [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	12,618	12,618
Cost at ending of year	12,618	12,618
Additions			[1]
Disposals/retirements
Impact of foreign exchange
Customer Contracts [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(8,390)	(7,545)
Accumulated amortization and impairment at ending of year		(8,390)
Amortization	(844)	(845)	[2]
Disposals/retirements
Impact of foreign exchange
Transponder Rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	(16,179)
Net carrying values	539	1,618
Transponder Rights [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	16,718	16,718
Cost at ending of year	16,718	16,718
Additions			[1]
Disposals/retirements
Impact of foreign exchange
Transponder Rights [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(15,100)	(14,022)
Accumulated amortization and impairment at ending of year		(15,100)
Amortization	(1,079)	(1,078)	[2]
Disposals/retirements
Impact of foreign exchange
Concession Rights [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	(11,113)
Net carrying values	12,755	12,643
Concession Rights [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	21,077	22,914
Cost at ending of year	23,868	21,077
Additions	71	75	[1]
Disposals/retirements		(411)
Impact of foreign exchange	2,720	(1,501)
Concession Rights [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(8,434)	(7,800)
Accumulated amortization and impairment at ending of year		(8,434)
Amortization	(1,568)	(1,453)	[2]
Disposals/retirements		411
Impact of foreign exchange	(1,111)	408
Software [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	(357)
Net carrying values	836	1,074
Software [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	1,193
Cost at ending of year	1,193	1,193
Additions		1,193	[1]
Disposals/retirements
Impact of foreign exchange
Software [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(119)
Accumulated amortization and impairment at ending of year		(119)
Amortization	(238)	(119)	[2]
Disposals/retirements
Impact of foreign exchange
Others [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at ending of year	(50)
Net carrying values	9	12
Others [Member] | Cost [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Cost at beginning of year	59	59
Cost at ending of year	59	59
Additions			[1]
Disposals/retirements
Impact of foreign exchange
Others [Member] | Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of finite life intangible assets [Line Items]
Accumulated amortization and impairment at beginning of year	(47)	(43)
Accumulated amortization and impairment at ending of year		(47)
Amortization	(3)	(4)	[2]
Disposals/retirements
Impact of foreign exchange

[1]	Additions to software for the year ended December 31, 2021, reflect an adjustment of $1,577 related to the change in accounting policy associated with SaaS (Note 3).
[2]	Amortization of software for the year ended December 31, 2021, reflect an adjustment of $158 related to the change in accounting policy associated with SaaS (Note 3).